Jul. 29, 2020

GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares

of the

Goldman Sachs Short Duration Income Fund

(the “Fund”)

Supplement dated July 1, 2021 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2020, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust has recently approved changes to the Fund’s name, benchmark and target duration range. These changes will become effective after the close of business on July 29, 2021.

The Fund’s name will change to the “Goldman Sachs Short Duration Bond Fund.”

The Fund’s benchmark will change from the Goldman Sachs Short Duration Income Fund Composite Index, a custom benchmark comprised of the Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index (50%) and the Bloomberg Barclays U.S. 1-5 Year Government Bond Index (50%), to the Goldman Sachs Short Duration Bond Fund Composite Index, a custom benchmark comprised of the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (50%) and the Bloomberg Barclays U.S. 1-3 Year Government Bond Index (50%) (“Composite Index”).

The Fund’s target duration range will change to approximate that of the Composite Index plus or minus two years.

Accordingly, on July 29, 2021, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Short Duration Income Fund” are replaced with the “Goldman Sachs Short Duration Bond Fund.”

The following replaces in its entirety the seventh paragraph of the “Goldman Sachs Short Duration Income Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Goldman Sachs Short Duration Bond Fund Composite Index plus or minus two years, and during the past five years ended May 31, 2021, the duration of this index ranged between 1.86 and 1.97 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The following replaces in its entirety the first paragraph of the “Goldman Sachs Short Duration Income Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section in the Multi-Class Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) the changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of certain broad-based securities market indices and to the Goldman Sachs Short Duration Bond Fund Composite Index, a custom benchmark comprised of the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (50%) and the Bloomberg Barclays U.S. 1-3 Year Government Bond Index (50%) (“Composite Index”). In addition, as of July 29, 2021, the Fund’s benchmark changed from the Goldman Sachs Short Duration Income Fund Composite Index, a custom benchmark comprised of the Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index (50%) and the Bloomberg Barclays U.S. 1-5 Year Government Bond Index (50%), to the Composite Index. The Investment Adviser believes that the Composite Index is a more appropriate benchmark against which to measure the Fund’s performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The following replaces in its entirety the first paragraph of the “Goldman Sachs Short Duration Income Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section in the Class P Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) the changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average total returns of the Fund’s Class P Shares compare to those of certain broad-based securities market indices and to the Goldman Sachs Short Duration Bond Fund Composite Index, a custom benchmark comprised of the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (50%) and the Bloomberg Barclays U.S. 1-3 Year Government Bond Index (50%) (“Composite Index”). In addition, as of July 29, 2021, the Fund’s benchmark changed from the Goldman Sachs Short Duration Income Fund Composite Index, a custom benchmark comprised of the Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index (50%) and the Bloomberg Barclays U.S. 1-5 Year Government Bond Index (50%), to the Composite Index. The Investment Adviser believes that the Composite Index is a more appropriate benchmark against which to measure the Fund’s performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retailfund-facts.pdf?sa=n&rd=n or by calling the appropriate phone number on the back cover of the Prospectus.

The following is added as the last rows in the table under “Goldman Sachs Short Duration Income Fund —Summary—Performance—Average Annual Total Return” in the Multi-Class Prospectus and under “Performance—Average Annual Total Return” in the Multi-Class Summary Prospectus:

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Bloomberg Barclays U.S. 1–3 Year Corporate Bond Index (reflects no deduction for fees or expenses)	5.30%	2.41%	2.24%
Bloomberg Barclays U.S. 1–3 Year Government Bond Index (reflects no deduction for fees or expenses)	3.59%	1.40%	1.08%
Goldman Sachs Short Duration Bond Fund Composite Index	4.44%	1.90%	1.66%

The following is added as the last rows in the table under “Goldman Sachs Short Duration Income Fund —Summary—Performance—Average Annual Total Return” in the Class P Prospectus and under “Performance—Average Annual Total Return” in the Class P Summary Prospectus:

For the period ended December 31, 2019	1 Year	Since Inception
Bloomberg Barclays U.S. 1–3 Year Corporate Bond Index (reflects no deduction for fees or expenses)	5.30%	4.23%
Bloomberg Barclays U.S. 1–3 Year Government Bond Index (reflects no deduction for fees or expenses)	3.59%	3.24%
Goldman Sachs Short Duration Bond Fund Composite Index	4.44%	3.73%